Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 44,141	$ 29,711	$ 37,373	$ 39,352	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 150,577	$ 122,159	$ 97,294
Other comprehensive income (loss):
Foreign currency translation gain (loss)									(7)	10,393	(3,673)
Unrealized holding loss arising during period									(735)	930	0
Income tax benefit (provision)									2,330	(5,694)	1,918
Other comprehensive income (loss), net of tax									1,588	5,629	(1,755)
Comprehensive income									152,165	127,788	95,539
Attributable to the redeemable noncontrolling interest:
Net income	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Foreign currency translation gain (loss)									955	0	0
Comprehensive income									7,824	0	0
Comprehensive income attributable to EZCORP, Inc.									144,341	127,788	95,539
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									143,708	122,159	97,294
Other comprehensive income (loss):
Foreign currency translation gain (loss)									(962)	10,393	(3,673)
Unrealized holding loss arising during period									(735)	930	0
Income tax benefit (provision)									2,330	(5,694)	1,918
Other comprehensive income (loss), net of tax									633	5,629	(1,755)
Comprehensive income									144,341	127,788	95,539
Attributable to the redeemable noncontrolling interest:
Net income									0	0	0
Foreign currency translation gain (loss)									0	0	0
Comprehensive income									0	0	0
Comprehensive income attributable to EZCORP, Inc.									144,341	127,788	95,539
Subsidiary Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									173,711	107,666	88,556
Other comprehensive income (loss):
Foreign currency translation gain (loss)									(1,002)	1,691	(2,483)
Unrealized holding loss arising during period									(735)	930	0
Income tax benefit (provision)									597	(917)	869
Other comprehensive income (loss), net of tax									(1,140)	1,704	(1,614)
Comprehensive income									172,571	109,370	86,942
Attributable to the redeemable noncontrolling interest:
Net income									0	0	0
Foreign currency translation gain (loss)									0	0	0
Comprehensive income									0	0	0
Comprehensive income attributable to EZCORP, Inc.									172,571	109,370	86,942
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									13,658	(3,443)	(4,021)
Other comprehensive income (loss):
Foreign currency translation gain (loss)									5,945	(4,948)	1,806
Unrealized holding loss arising during period									0	0	0
Income tax benefit (provision)									0	0	0
Other comprehensive income (loss), net of tax									5,945	(4,948)	1,806
Comprehensive income									19,603	(8,391)	(2,215)
Attributable to the redeemable noncontrolling interest:
Net income									6,869	0	0
Foreign currency translation gain (loss)									955	0	0
Comprehensive income									7,824	0	0
Comprehensive income attributable to EZCORP, Inc.									11,779	(8,391)	(2,215)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									(180,500)	(104,223)	(84,535)
Other comprehensive income (loss):
Foreign currency translation gain (loss)									(3,988)	3,257	677
Unrealized holding loss arising during period									735	(930)	0
Income tax benefit (provision)									(597)	917	(869)
Other comprehensive income (loss), net of tax									(3,850)	3,244	(192)
Comprehensive income									(184,350)	(100,979)	(84,727)
Attributable to the redeemable noncontrolling interest:
Net income									0	0	0
Foreign currency translation gain (loss)									0	0	0
Comprehensive income									0	0	0
Comprehensive income attributable to EZCORP, Inc.									$ (184,350)	$ (100,979)	$ (84,727)